This is filed pursuant to Rule 497 (e).
File Nos.: 2-63315      and 811-02889.
          --------------    ---------

--------------------------------------------------------------------------------
                                    YIELDS
  For current recorded yield information on the Funds, call toll-free (800) 221-9513.
--------------------------------------------------------------------------------

  The Funds are open-end management investment companies with investment objectives of safety, liquidity and maximum current income (in the case of Alliance Municipal Trust-General, exempt from Federal income taxes and, in the case of the New York, Connecticut, New Jersey and Florida Portfolios, exempt from Federal and state income taxes of the respective states) to the extent consistent with the first two objectives. Alliance Capital Reserves, Alliance Treasury Reserves and the General Portfolio of Alliance Municipal Trust are diversified. The New York, Connecticut, New Jersey and Florida Portfolios of Alliance Municipal Trust are non-diversified, and are offered only to residents of each such respective state. This prospectus sets forth the information about each Fund that a prospective investor should know before investing. Please retain it for future reference.

  AN INVESTMENT IN A FUND IS (I) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. THE PORTFOLIOS OF ALLIANCE MUNICIPAL TRUST, EXCEPT FOR THE GENERAL PORTFOLIO, MAY INVEST A SIGNIFICANT PORTION OF THEIR ASSETS IN THE SECURITIES OF A SINGLE ISSUER. ACCORDINGLY, AN INVESTMENT IN SUCH PORTFOLIOS MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.

  A "Statement of Additional Information" for each Fund dated October 31, 1997, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your Account Executive.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
 CONTENTS
 -------
  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   7
  Purchase and Redemption of Shares.........................................  12
  Additional Information....................................................  13
--------------------------------------------------------------------------------



                          Alliance Capital Reserves
                          Alliance Treasury Reserves
                          Alliance Municipal Trust-

                              General Portfolio

                              New York Portfolio

                            Connecticut Portfolio

                             New Jersey Portfolio

                              Florida Portfolio

                                  Prospectus
                               October 31, 1997

                  [LOGO OF HERZOG HEINE GEDULD APPEARS HERE]

                  Member of the New York Stock Exchange/SIPC
                               Established 1926

                       26 Broadway, New York, NY 10004
                        (212) 908-1000 (800) 221-7864

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net
 assets, after expense            ACR   ATR   AMT-GEN AMT-NY AMT-CT AMT-NJ AMT-FL
 reimbursement)                   ---   ----  ------- ------ ------ ------ ------
   Management Fees..............   .46%  .50%   .50%    .50%   .50%   .50%   .50%
   12b-1 Fees...................   .25   .25    .25     .25    .25    .25    .25
   Other Expenses...............   .29   .25    .25     .25    .25    .25    .25
                                  ----  ----   ----    ----   ----   ----   ----
   Total Fund Operating
    Expenses....................  1.00% 1.00%  1.00%   1.00%  1.00%  1.00%  1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   ACR..........................................  $10     $32     $55     $122
   ATR..........................................  $10     $32     $55     $122
   AMT--General.................................  $10     $32     $55     $122
   AMT--New York................................  $10     $32     $55     $122
   AMT--Connecticut.............................  $10     $32     $55     $122
   AMT--New Jersey..............................  $10     $32     $55     $122
   AMT--Florida.................................  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly and indirectly. The expenses listed in the table for AMT-CT, AMT-NJ and AMT-FL are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of such Portfolios, before expense reimburse-ments, would be: AMT-CT: Management Fee--.50%, 12b-1 Fees--.25%, Other Ex-penses--.31% and Total Operating Expenses--1.06%; AMT-NJ: Management Fee--
 .50%, 12b-1 Fees--.25%, Other Expenses--.31% and Total Operating Expenses-- 1.06%; and AMT-FL: Management Fee--.50%, 12b-1 Fees--.25%, Other Expenses--
 .34% and Total Operating Expenses--1.09%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

  The following tables have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information.

                                                          YEAR ENDED JUNE 30,
 ALLIANCE CAPITAL RESERVES  ----------------------------------------------------------------------------------------
                             1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Net asset value,
  beginning of year.......  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....    .0452    .0471    .0447    .0255    .0266    .0438    .0662    .0782    .0788    .0625
 Net realized gain on
  investments.............      -0-      -0-      -0-      -0-    .0003    .0013      -0-      -0-      -0-      -0-
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Net increase in net
  assets from operations..    .0452    .0471    .0447    .0255    .0269    .0451    .0662    .0782    .0788    .0625
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 LESS: DIVIDENDS AND
  DISTRIBUTIONS
 Dividends from net
  investment income.......   (.0452)  (.0471)  (.0447)  (.0255)  (.0266)  (.0438)  (.0662)  (.0782)  (.0788)  (.0625)
 Distributions from net
  realized gains..........      -0-      -0-      -0-      -0-   (.0003)  (.0013)     -0-      -0-      -0-      -0-
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total dividends and
  distributions...........   (.0452)  (.0471)  (.0447)  (.0255)  (.0269)  (.0451)  (.0662)  (.0782)  (.0788)  (.0625)
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Net asset value, end of
  year....................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
 TOTAL RETURNS
 Total investment return
  based on:
  Net asset value(a)......     4.63%    4.82%    4.57%    2.58%    2.73%    4.61%    6.84%    8.14%    8.20%    6.45%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $ 5,733  $ 4,804  $ 3,024  $ 2,417  $ 2,112  $ 1,947  $ 1,937  $ 1,891  $ 1,536  $ 1,392
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....     1.00%    1.00%    1.00%    1.00%    1.00%    1.00%     .97%     .88%     .95%     .95%
  Expenses, before waivers
   and reimbursements.....     1.00%    1.00%    1.03%    1.03%    1.00%    1.00%     .97%     .98%    1.05%    1.05%
  Net investment
   income(b)..............     4.53%    4.69%    4.51%    2.57%    2.65%    4.37%    6.62%    7.82%    7.87%    6.26%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.

                                                                    SEPTEMBER 1, 1993(a)
                           YEAR ENDED    YEAR ENDED    YEAR ENDED         THROUGH
ALLIANCE TREASURY         JUNE 30, 1997 JUNE 30, 1996 JUNE 30, 1995    JUNE 30, 1994
RESERVES                  ------------- ------------- ------------- --------------------
Net asset value, begin-
 ning of period.........    $   1.00      $   1.00      $   1.00          $  1.00
                            --------      --------      --------          -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...       .0443         .0466         .0460            .0260
                            --------      --------      --------          -------
LESS: DIVIDENDS
Dividends from net in-
 vestment income........      (.0443)       (.0466)       (.0460)          (.0260)
                            --------      --------      --------          -------
Net asset value, end of
 period.................    $   1.00      $   1.00      $   1.00          $  1.00
                            ========      ========      ========          =======
TOTAL RETURNS
Total investment return
 based on: net asset
 value (b)..............        4.53%         4.77%         4.71%            3.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in thousands).........    $704,084      $700,558      $493,702          $80,720
Ratio to average net as-
 sets of:
 Expenses, net of waiv-
  ers and reimburse-
  ments.................         .85%          .81%          .69%             .28%(c)
 Expenses, before waiv-
  ers and reimburse-
  ments.................        1.00%         1.05%         1.05%            1.28%(c)
 Net investment income
  (d)...................        4.43%         4.64%         4.86%            3.24%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                           GENERAL PORTFOLIO
ALLIANCE MUNICIPAL TRUST  ------------------------------------------------------------------------------------------------
                                                                                                             YEAR ENDED
                                            YEAR ENDED JUNE 30,                               SIX MONTHS    DECEMBER 31,
                          -----------------------------------------------------------------      ENDED      --------------
                           1997    1996    1995       1994    1993    1992    1991    1990   JUNE 30, 1989   1988    1987
                          ------  ------  ------     ------  ------  ------  ------  ------  -------------  ------  ------
Net asset value,
 beginning of period....  $ 1.00  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .028    .029    .028       .018    .020    .034    .046    .055       .030        .047    .041
 Net realized and
  unrealized loss on
  investments...........     -0-     -0-   (.003)       -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
 Net increase in net
  asset value from
  operations............    .028    .029    .025       .018    .020    .034    .046    .055       .030        .047    .041
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
 Capital Contributed by
  the Adviser...........     -0-     -0-    .003        -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
LESS: DIVIDENDS
 Dividends from net
  investment income.....   (.028)  (.029)  (.028)     (.018)  (.020)  (.034)  (.046)  (.055)     (.030)      (.047)  (.041)
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
 Net asset value, end of
  period................  $ 1.00  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00
                          ======  ======  ======     ======  ======  ======  ======  ======     ======      ======  ======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(a)..............    2.81%   2.93%   2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%      6.13%(b)    4.81%   4.18%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in millions)..    $980  $1,148  $1,189     $1,134  $1,016    $914    $883    $798       $695        $633    $690
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........     .94%    .95%    .94%       .92%    .92%    .92%    .89%    .83%       .84%(b)     .83%    .80%
 Expenses, before
  waivers and
  reimbursements........     .94%    .95%    .95%       .94%    .94%    .95%    .95%    .93%       .94%(b)     .93%    .90%
 Net investment
  income(d).............    2.76%   2.90%   2.78%      1.80%   2.02%   3.40%   4.57%   5.50%      5.96%(b)    4.69%   4.08%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser had no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                             NEW YORK PORTFOLIO
                      ---------------------------------------------------------------------------------------------------------
                                                                                                                    YEAR ENDED
                                               YEAR ENDED JUNE 30,                                   SIX MONTHS    DECEMBER 31,
                      ----------------------------------------------------------------------------      ENDED      ------------
                        1997      1996      1995      1994      1993      1992     1991     1990    JUNE 30, 1989      1988
                      --------  --------  --------  --------  --------  --------  -------  -------  -------------  ------------
Net asset value,
 beginning of
 period..............   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00        $ 1.00
                      --------  --------  --------  --------  --------  --------  -------  -------     -------       -------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income.............     .027      .028      .028      .018      .019      .034     .042     .051        .027          .041
                      --------  --------  --------  --------  --------  --------  -------  -------     -------       -------
LESS: DIVIDENDS
 Dividends from net
  investment income..    (.027)    (.028)    (.028)    (.018)    (.019)    (.034)   (.042)   (.051)      (.027)        (.041)
                      --------  --------  --------  --------  --------  --------  -------  -------     -------       -------
 Net asset value, end
  of period..........   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00        $ 1.00
                      ========  ========  ========  ========  ========  ========  =======  =======     =======       =======
TOTAL RETURNS
 Total investment
  return based on net
  asset value(a).....     2.77%     2.87%     2.84%     1.77%     1.94%     3.47%    4.32%    5.26%       5.61%(b)      4.14%
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end of
  period (000's
  omitted)........... $355,461  $330,984  $177,254  $162,839  $100,529  $100,476  $71,748  $62,536     $41,910       $41,335
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements.....      .85%      .85%      .85%      .84%      .80%      .80%     .80%     .80%        .85%(b)      1.00%
 Expenses, before
  waivers and
  reimbursements.....     1.04%     1.03%     1.03%     1.08%     1.06%     1.12%    1.15%    1.18%       1.35%(b)      1.33%
 Net investment
  income(c)..........     2.73%     2.82%     2.81%     1.77%     1.91%     3.35%    4.20%    5.13%       5.45%(b)      4.03%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) Net of expenses reimbursed or waived by the Adviser.

                                                     CONNECTICUT PORTFOLIO
                          ----------------------------------------------------------------------------------
                                            YEAR ENDED JUNE 30,                           JANUARY 5, 1990(a)
                          --------------------------------------------------------------       THROUGH
                            1997     1996     1995     1994     1993     1992     1991      JUNE 30, 1990
                          --------  -------  -------  -------  -------  -------  -------  ------------------
Net asset value,
 beginning of period ...    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          --------  -------  -------  -------  -------  -------  -------       -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..      .027     .028     .028     .017     .020     .033     .045          .026
                          --------  -------  -------  -------  -------  -------  -------       -------
LESS: DIVIDENDS
 Dividends from net
  investment income.....     (.027)   (.028)   (.028)   (.017)   (.020)   (.033)   (.045)        (.026)
                          --------  -------  -------  -------  -------  -------  -------       -------
 Net asset value, end of
  period................    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          ========  =======  =======  =======  =======  =======  =======       =======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............      2.76%    2.88%    2.78%    1.71%    2.00%    3.35%    4.57%         5.53%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's
 omitted)...............  $102,612  $95,812  $75,991  $57,314  $56,224  $54,751  $48,482       $27,945
Ratio to net assets of:
 Expenses, net of
  waivers and
  reimbursements........       .80%     .80%     .80%     .77%     .70%     .58%     .44%          .19%(c)
 Expenses, before
  waivers and
  reimbursements........      1.10%    1.15%    1.21%    1.21%    1.16%    1.22%    1.16%         1.10%(c)
 Net investment
  income(d).............      2.72%    2.84%    2.77%    1.69%    1.97%    3.28%    4.39%         5.39%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.


                                             NEW JERSEY PORTFOLIO
                                 -----------------------------------------------
                                   YEAR ENDED JUNE 30,       FEBRUARY 7, 1994(a)
                                 --------------------------        THROUGH
                                   1997     1996     1995       JUNE 30, 1994
                                 --------  -------  -------  -------------------
Net asset value, beginning of
 period........................    $ 1.00   $ 1.00   $ 1.00         $ 1.00
                                 --------  -------  -------        -------
INCOME FROM INVESTMENT OPERA-
 TIONS
 Net investment income.........      .027     .028     .029           .008
                                 --------  -------  -------        -------
LESS: DIVIDENDS
 Dividends from net investment
  income.......................     (.027)   (.028)   (.029)         (.008)
                                 --------  -------  -------        -------
 Net asset value, end of peri-
  od...........................    $ 1.00   $ 1.00   $ 1.00         $ 1.00
                                 ========  =======  =======        =======
TOTAL RETURNS
 Total investment return based
  on net asset value(b)........      2.72%    2.89%    2.93%          2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (000's omitted)...............  $123,579  $98,098  $74,133        $36,909
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements...............       .85%     .82%     .74%           .70%(c)
 Expenses, before waivers and
  reimbursements...............      1.12%    1.19%    1.29%          1.93%(c)
 Net investment income(d)......      2.68%    2.84%    2.98%          2.07%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                       FLORIDA PORTFOLIO
                                                 ------------------------------
                                                               JULY 28, 1995(a)
                                                  YEAR ENDED       THROUGH
                                                 JUNE 30, 1997  JUNE 30, 1996
                                                 ------------- ----------------
Net asset value, beginning of period............     $ 1.00         $ 1.00
                                                    -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...........................       .030           .030
                                                    -------        -------
LESS: DIVIDENDS
Dividends from net investment income............      (.030)         (.030)
                                                    -------        -------
Net asset value, end of period..................     $ 1.00         $ 1.00
                                                    =======        =======
TOTAL RETURNS
Total investment return based on net asset
 value(b).......................................       3.03%          3.32%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).......    $89,149        $91,179
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements....        .65%           .58%(c)
 Expenses, before waivers and reimbursements....       1.10%          1.24%(c)
 Net investment income(d).......................       2.97%          3.12%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                ---------------

  From time to time each Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. For ACR divi-dends for the seven days ended June 30, 1997 amounted to an annualized yield of 4.72%, equivalent to an effective yield of 4.83%. For ATR dividends for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 4.60%, equivalent to an effective yield of 4.69%. Absent such reimbursement, the annualized yield for such period would have been 4.45%, equivalent to an effective yield of 4.54%. Dividends for the General Portfolio for the seven days ended June 30, 1997, amounted to an annualized yield of 3.20%, equivalent to an effective yield of 3.25%. Dividends for the New York Portfolio for the seven days ended June 30, 1997, after expense reim-bursement, amounted to an annualized yield of 3.19%, equivalent to an effec-tive yield of 3.24%. Absent expense reimbursement, the annualized yield for this period would have been 3.00%, equivalent to an effective yield of 3.05%. Dividends for the Connecticut Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.05%, equivalent to an effective yield of 3.10%. Absent expense reimbursement, the annualized yield for this period would have been 2.75%, equivalent to an ef-fective yield of 2.80%. Dividends for the New Jersey Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.14%, equivalent to an effective yield of 3.19%. Absent expense reimbursement, the annualized yield for this period would have been 2.87%, equivalent to an effective yield of 2.92%. Dividends for the Florida Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.41%, equivalent to an effective yield of 3.47%. Absent expense reimbursement, the annualized yield for this period would have been 2.96%, equivalent to an effective yield of 3.02%.

--------------------------------------------------------------------------------
                      INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

  The investment objectives of each of the Funds are--in the following order of priority--safety of principal, excellent liquidity and, to the extent con-sistent with the first two objectives, maximum current income that is, in the case of each Portfolio of Alliance Municipal Trust, exempt from income taxa-tion to the extent described below. As a matter of fundamental policy, each Fund, except for AMT-Florida, pursues its objectives by maintaining a portfo-lio of high-quality money market securities all of which at the time of in-vestment have remaining maturities of one year (397 days with respect to ATR and AMT-New Jersey) or less, which maturities may extend to 397 days. AMT-Florida pursues its objectives by investing in high quality municipal se-curities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended). While the fundamental policies described above and the other fundamental investment policies described below may not be changed with-out shareholder approval, each Fund may, upon notice to shareholders, but without such approval, change nonfundamental investment policies or create ad-ditional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that any Fund's ob-jectives will be achieved.

  The Funds will comply with Rule 2a-7 of the 1940 Act as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The average maturity of each Fund's portfolio cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in each Fund's Statement of Additional Information. To the extent that each Fund's limita-tions are more permissive than Rule 2a-7, each Fund will comply with the more restrictive provisions of the Rule.

ALLIANCE CAPITAL RESERVES

  The money market securities in which Alliance Capital Reserves ("ACR") in-vests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan as-sociations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which ACR may invest; (3) commercial paper, including variable amount mas-ter demand notes, of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Serv-ice, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and
(4) repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, ACR's Cus-todian, and would create a loss to ACR if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. ACR may also invest in certificates of deposit issued by, and time de-posits maintained at, foreign branches of domestic banks described in (2) above and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The money market secu-rities in which ACR invests may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7 under the 1940 Act. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal at anytime, or at specified intervals. ACR follows Rule 2a-7 with respect to the diversification, quality, and maturity of variable rate obligations.

  ACR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of ACR, in-cluding securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act. Restricted securities are securities subject to contractual or legal restric-tions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

  ACR may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with ACR's investment objectives. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described above) and repur-chase agreements not terminable within seven days. As to these securities, ACR is subject to a risk that should ACR desire to sell them when a ready buyer is not available at a price ACR deems representative of their value, the value of ACR's net assets could be adversely affected.

  ACR may invest in asset-backed securities that meet its existing diversifi-cation, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a benefi-cial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corpora-tion. Although the securities may have some form of credit or liquidity en-hancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is ACR's current intention to limit its investment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To maintain portfolio diversification and reduce investment risk, ACR may not: (1) invest more than 25% of its assets in the securities of issuers con-ducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or certifi-cates of deposit, bankers' acceptances and interest bearing savings deposits;
(2) invest more than 5% of its assets in securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its as-sets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Govern-ment); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio se-curities during any periods of abnormally heavy redemption requests; (5) mort-gage, pledge or hypothecate its assets except to secure such borrowings; or
(6) enter into repurchase agreements, if as a result thereof, more than 10% of ACR's assets would be subject to repurchase agreements not terminable within seven days.

  As a matter of operating policy, fundamental policy number (2) would give ACR the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the fu-ture.

ALLIANCE TREASURY RESERVES

  The securities in which Alliance Treasury Reserves ("ATR") invests are: (1) issues of the U. S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities or State Street Bank and Trust Company, ATR's Custodian. For each repurchase agreement, ATR requires continual mainte-nance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, ATR might suffer a loss to the extent that the proceeds from the sale of the col-lateral were less than the repurchase price. ATR may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and pay-ment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securities are fixed on the transaction date. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to ATR. The money market securities in which ATR may invest may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7 under 1940 Act. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate ob-ligation is tied. Some variable rate obligations allow the holder to demand payment of principal at any time, or at specified intervals. ATR follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To maintain portfolio diversification and reduce investment risk, ATR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and ATR will not purchase any investment while any such borrowings exist; (2) pledge, hypothecate or in any manner transfer, as security for in-debtedness, its assets except to secure such borrowings; or (3) enter into re-purchase agreements, if as a result thereof, more than 10% of its assets would be subject to repurchase agreements not terminable within seven days.

ALLIANCE MUNICIPAL TRUST

  The investment objectives of each Portfolio are safety of principal, liquid-ity and, to the extent consistent with these objectives, maximum current in-come that is exempt from income taxation to the extent described below. Except when a Portfolio assumes a temporary defensive position, as a matter of funda-mental policy, at least 80% of each Portfolio's total assets will be invested in municipal securities (as opposed to the taxable investments described be-low). Normally, substantially all of each Portfolio's income will be tax-ex-empt as described below (e.g., for 1996, 100% of the income of each Portfolio was exempt from Federal income taxes.

  The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

  The New York Portfolio seeks maximum current income that is exempt from Fed-eral, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by New York state or its political subdivisions.

  The Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its political subdivisions.

  The New Jersey Portfolio seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its po-litical subdivisions. The New Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jer-sey personal income taxes [i.e., New Jersey municipal securities and obliga-tions of the U.S. Government, its agencies and instrumentalities ("U.S. Gov-ernment Securities")]. In addition, during periods when Alliance Capital Man-agement L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfolio's standards are not available, it may in-vest a portion of its assets in securities whose interest payments are only federally tax-exempt.

  The Florida Portfolio seeks maximum current income that is exempt from Fed-eral income tax and State of Florida intangible tax by investing not less than 65%
of its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

  Each Portfolio of the Fund may invest without limitation in tax-exempt mu-nicipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal secu-rities. See below, "Daily Dividends, Other Distributions, Taxes."

  There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, Connecticut, New Jersey, and Florida Portfolios should consider the greater risk of the concentration of such Portfolios versus the safety that comes with less concentrated invest-ments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Additional Information for a more detailed discussion of the fi-nancial condition of New York, Connecticut, New Jersey and Florida.

  Municipal Securities. The municipal securities in which each Portfolio in-vests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various sea-sonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are se-cured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

  A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. Each Portfolio will comply with Rule 2a-7 with respect to its invest-ments in variable rate obligations supported by letters of credit.

  Each Portfolios' municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corpora-tion (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of compara-ble quality. Securities must also meet credit standards applied by the Adviser.

  To further enhance the quality and liquidity of the securities in which the Portfolios invest, such securities frequently are supported by credit and li-quidity enhancements, such as letters of credit, from third party financial institutions. The Adviser continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial in-stitution could cause a Portfolio's investments backed by that institution to lose value and affect a Portfolio's share price.

  A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custodian will maintain, in a separate ac-count of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date oc-curs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

  Taxable Investments. The taxable investments in which each Portfolio may in-vest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

  Other Investment Policies. No Portfolio of the Fund will invest more than 10% of its net assets in illiquid securities. As to these securities, a Port-folio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely af-fected. Illiquid securities may include securities that are not readily mar-ketable.

  The following investment policies are fundamental policies with respect to each applicable Portfolio. To reduce investment risk, the General Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total assets the Gen-eral Portfolio may invest up to 10% per issuer, and (ii) the New York, Con-necticut, New Jersey and Florida Portfolios may invest 50% of their respective total assets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

  For more information on the purchase and redemption of each Fund's shares, see such Fund's Statement of Additional Information.

  The Funds offer a variety of shareholder services. For more information about these services, please call your Account Executive.

OPENING ACCOUNTS

  Instruct your Account Executive to use ACR, ATR, AMT-General, AMT-NY, AMT-CT, AMT-NJ or AMT-FL in conjunction with your brokerage account.

SUBSEQUENT INVESTMENTS

 A. BY CHECK THROUGH HERZOG, HEINE, GEDULD

  Mail or deliver your check or negotiable draft (minimum $1,000) payable to Herzog, Heine, Geduld, Inc. ("HHG") to your Account Executive who will deposit it into the Fund(s). Please indicate your Fund account number on the check or draft.

 B. BY SWEEP

  HHG has available an automatic "sweep" for the Funds in the operation of brokerage accounts for its customers. If you request the sweep arrangement, available credit balances in your brokerage account will sweep daily or week-ly, depending upon the amount.

 C. BY CONTACTING YOUR ACCOUNT EXECUTIVE

  Cash that has come into your brokerage account from any source can be moved into your Fund account by contacting your Account Executive either specifically each time that you know there is a cash balance or by providing standing instructions to your Account Executive to promptly move all such available cash to the Funds.

REDEMPTIONS

 A. BY CONTACTING YOUR ACCOUNT EXECUTIVE

  Instruct your HHG Account Executive to order a withdrawal from your Fund account to purchase securities or to make payment with an HHG check either to you or to your designated payee.

 B. BY SWEEP

  HHG's automatic "sweep" also moves money from your account to cover securi-ties purchases in your HHG brokerage account.

 C. BY CHECKWRITING

  With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any ac-crued dividends) on your account. First you must first complete the Applica-tion and Signature Card which you can obtain from your Account Executive. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for pay-ment.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Fund is calculated by taking the sum of the value of that Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

  TIMING OF INVESTMENTS AND REDEMPTIONS. The Funds have two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is re-ceived before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

  During drastic economic or market developments, shareholders might have dif-ficulty in reaching Alliance Fund Services, Inc. by telephone in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. The Funds reserve the right to suspend or terminate their telephone service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be respon-sible for the authenticity of telephone requests to purchase or sell shares. The Funds will employ reasonable procedures in order to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

  Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

  MINIMUMS. In addition to the initial investment minimums described above, each Fund has a minimum of $500 for subsequent investments.

  DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Fund is determined each business day at 4:00 p.m. (New York time) and is paid immedi-ately thereafter pro rata to shareholders of that Fund of record via automatic investment in additional full and fractional shares of that Fund in each share-holder's account. As such additional shares are entitled to dividends on fol-lowing days, a compounding growth of income occurs.

  Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

  Distributions to you out of tax-exempt interest income earned by each Portfo-lio of Alliance Municipal Trust are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from inter-est on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City per-sonal income taxes. Distributions to individuals who are residents of Connecti-cut out of income earned by the Connecticut Portfolio from Connecticut munici-pal securities are exempt from Connecticut personal income taxes. Distributions to residents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securities or U.S. Government Securities are exempt from New Jersey state per-sonal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders. Dividends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Govern-ment securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corporate share-holders will be subject to Florida corporate income tax. Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year just ended.

  THE ADVISER. Each Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under separate Advisory Agreements to pro-vide investment advice and, in general, to supervise its management and in-vestment program, subject to the general control of the Trustees of each Fund. For the fiscal year ended June 30, 1997, ACR, ATR, AMT-General, AMT-NY, AMT-CT, AMT-NJ, and AMT-FL each paid the Adviser an advisory fee at an annual rate of .47, .49, .50, .41, .30, .33, and .15 of 1%, respectively, of the average daily value of the respective Portfolio's net assets.

  The Adviser is a leading international investment manager, supervising cli-ent accounts with assets as of September 30, 1997 totaling more than $217 bil-lion (of which more than $81 billion represented the assets of investment com-panies). The Adviser's clients are primarily major corporate employee benefit plans, public employee retirement plans, insurance companies, banks, founda-tions and endowment funds. The 54 registered investment companies managed by the Adviser comprising 116 separate investment portfolios currently have over two million shareholders. As of September 30, 1997, the Adviser was retained as an investment manager of employee benefit fund assets for 28 of the Fortune 100 companies.

  Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in each Fund's Statement of Additional Information under "Management of the Fund."

  Under a Distribution Services Agreement (the "Agreement"), each Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate av-erage daily net assets. For the period ended June 30, 1997, ACR, ATR, AMT-Gen-eral, AMT-NY, AMT-CT, AMT-NJ and AMT-FL each paid the Adviser a distribution services fee at an annual rate of .25, .11, .25, .15, .15, .15, and .15 of 1%, respectively, of the average daily value of the net assets of each Portfolio. Substantially all such monies (together with significant amounts from the Ad-viser's own resources) are paid by the Adviser to broker-dealers and other fi-nancial intermediaries for their distribution assistance and to banks and other depository institutions for administrative and accounting services pro-vided to the Funds, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing the Funds' shares. The Funds believe that the administrative services provided by depository institu-tions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Funds or their shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regula-tions occur.

  The Adviser will reimburse each Fund to the extent that aggregate operating expenses of that Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

  CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Com-pany, P.O. Box 1912, Boston, MA 02105, is the Funds' Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Funds' Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

  FUND ORGANIZATION. Alliance Government Reserves (not offered by this pro-spectus) and ATR are series of Alliance Government Reserves which is a diver-sified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in December 1978. ACR and Alliance Money Reserves (not offered by this prospectus) are se-ries of Alliance Capital Reserves, a diversified open-end management invest-ment company registered under the 1940 Act. The Fund was reorganized as a Mas-sachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in April 1978. AMT-General is a diversified, and AMT-NY, AMT-CA, AMT-CT, AMT-NJ and AMT-FL are non-diversified series of Alliance Municipal Trust, which is also an open-end management investment com-pany registered under the 1940 Act consisting of such shares and three other series not offered by this prospectus. The Fund was reorganized as a Massachu-setts business trust in April 1985, having previously been a Maryland corpora-tion since its formation in January 1983. Each Fund's activities are super-vised by its Trustees. Normally, shares of each series of Alliance Municipal Trust, Alliance Government Reserves and Alliance Capital Reserves are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachusetts law does not re-quire annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

  REPORTS. You receive semi-annual and annual reports for your Fund as well as a monthly summary of your account.

  Since this prospectus sets forth information about all the Funds, it is the-oretically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this prospectus extends only to the disclosure relating to that Fund.